UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1.                                                  SCHEDULE OF INVESTMENTS

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

MARCH 31, 2013

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)

March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Mortgage-Backed Securities — 1.1%
Bayview Commercial Asset Trust, 2007-1 B1	0.874%	3/25/37	$459,027	$23,948	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.226%	4/25/20	9,672,555	638,108	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.673%	6/25/20	2,433,155	225,408	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.504%	8/25/20	7,954,035	646,480	(b)(c)
GS Mortgage Securities Corp., 2010-C1 X, IO	1.539%	8/10/43	16,471,926	1,304,157	(a)(b)(c)
GS Mortgage Securities Corp., IO	2.168%	2/10/21	8,790,441	67,950	(a)(b)
Total Commercial Mortgage-Backed Securities (Cost — $2,484,554)				2,906,051
Residential Mortgage-Backed Securities — 119.9%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,377,665	1,074,539
Accredited Mortgage Loan Trust, 2003-3 A1	5.210%	1/25/34	1,673,975	1,603,421
ACE Securities Corp., 2005-ASP1 M1	0.884%	9/25/35	2,200,000	1,513,157	(b)
American Home Mortgage Assets, 2005-2 2A1A	3.012%	1/25/36	1,114,377	780,780	(b)
American Home Mortgage Assets, 2006-4 1A12	0.414%	10/25/46	3,110,929	2,044,094	(b)
American Home Mortgage Investment Trust, 2005-1 6A	2.447%	6/25/45	156,280	147,169	(b)(c)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.654%	9/25/35	433,906	270,931	(a)(b)(c)
American Home Mortgage Investment Trust, 2007-1 GA1C	0.394%	5/25/47	1,970,222	1,320,708	(b)
American Home Mortgage Investment Trust, 2007-2 2A	1.004%	3/25/47	13,932,314	1,654,518	(b)
American Home Mortgage Investment Trust, 2007-A 4A	0.654%	7/25/46	592,062	186,183	(a)(b)
Ameriquest Mortgage Securities Inc., 2005-R9 A2B	0.434%	11/25/35	107,425	107,092	(b)
Argent Securities Inc., 2005-W5 A2D	0.524%	1/25/36	4,806,000	3,045,142	(b)
Argent Securities Inc., 2006-M2 A2B	0.314%	9/25/36	3,202,514	1,303,619	(b)
Argent Securities Inc., 2006-M2 A2C	0.354%	9/25/36	2,832,521	1,159,277	(b)
Argent Securities Inc., 2006-M2 A2D	0.444%	9/25/36	747,586	309,603	(b)
Argent Securities Inc., 2006-M3 A2C	0.364%	10/25/36	4,624,571	1,995,773	(b)
Argent Securities Inc., 2006-M3 A2D	0.444%	10/25/36	3,363,324	1,467,523	(b)
ARM Trust, 2005-05 1A1	2.976%	9/25/35	397,339	319,694	(b)(c)
ARM Trust, 2005-07 2A21	2.831%	10/25/35	1,040,000	885,099	(b)(c)
ARM Trust, 2005-10 1A21	2.906%	1/25/36	576,718	488,591	(b)(c)
ARM Trust, 2005-12 5A1	0.454%	3/25/36	501,412	324,653	(b)
Asset-Backed Funding Certificates, 2005-HE1 M2	0.644%	3/25/35	2,835,445	2,251,117	(b)
Banc of America Funding Corp., 2004-B 6A1	2.543%	12/20/34	889,266	609,175	(b)
Banc of America Funding Corp., 2004-C 3A1	3.145%	12/20/34	1,243,077	1,161,856	(b)(c)
Banc of America Funding Corp., 2006-D 6A1	5.102%	5/20/36	2,215,560	1,870,851	(b)(c)
Banc of America Funding Corp., 2006-F 1A1	2.630%	7/20/36	1,076,077	1,023,302	(b)(c)
Banc of America Funding Corp., 2006-H 3A1	5.962%	9/20/46	270,252	214,833	(b)(c)
Banc of America Funding Corp., 2007-A 2A1	0.363%	2/20/47	460,325	396,033	(b)(c)
Banc of America Funding Corp., 2007-E CA9	5.789%	7/20/47	319,164	5,873	(b)
Bayview Financial Acquisition Trust, 2007-A 2A	0.554%	5/28/37	2,228,083	1,450,469	(b)
Bayview Financial Asset Trust, 2007-SR1A M1	1.004%	3/25/37	5,083,200	3,710,736	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M2	1.104%	3/25/37	5,502,766	3,686,853	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M3	1.354%	3/25/37	2,440,743	1,464,446	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M4	1.704%	3/25/37	322,743	174,281	(a)(b)
BCAP LLC Trust, 2009-RR4 8A2	3.206%	9/26/35	2,607,237	1,646,792	(a)(b)
BCAP LLC Trust, 2010-RR06 4A13	3.206%	9/26/35	2,134,711	1,379,845	(a)(b)
BCAP LLC Trust, 2010-RR10 2A7	2.730%	12/27/34	5,054,762	3,139,639	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Bear Stearns Adjustable Rate Mortgage Trust, 2004-1 23A1	5.362%	4/25/34	$242,425	$241,234	(b)(c)
Bear Stearns Alt-A Trust, 2005-2 2A4	2.855%	4/25/35	262,633	227,858	(b)(c)
Bear Stearns Alt-A Trust, 2005-3 4A3	2.566%	4/25/35	528,808	484,647	(b)(c)
Bear Stearns Alt-A Trust, 2005-9 25A1	2.814%	11/25/35	633,099	519,406	(b)(c)
Bear Stearns Alt-A Trust, 2006-2 23A1	2.839%	3/25/36	2,303,968	1,641,545	(b)(c)
Bear Stearns ARM Trust, 2005-1 2A1	2.821%	3/25/35	632,870	592,109	(b)(c)
Bear Stearns Asset-Backed Securities Trust, 2003-SD2 1A	3.660%	6/25/43	100,530	99,304	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.704%	9/25/34	203,703	178,536	(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 2A1	0.384%	6/25/37	2,718,780	2,085,914	(b)
Chase Mortgage Finance Corp., 2005-A2 1A5	2.835%	1/25/36	3,089,598	2,738,006	(b)(c)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	427,860	412,368	(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.494%	10/25/35	1,751,011	1,480,879	(a)(b)(c)
Chevy Chase Mortgage Funding Corp., 2005-2A A1	0.384%	5/25/36	2,635,658	2,129,380	(a)(b)(c)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.334%	4/25/47	333,631	200,392	(a)(b)(c)
Citigroup Mortgage Loan Trust Inc., 2005-05	1.576%	8/25/35	295,517	189,816	(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.117%	12/25/35	453,246	335,199	(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.933%	7/25/36	807,290	499,888	(b)
Citigroup Mortgage Loan Trust Inc., 2007-6 1A1A	2.268%	3/25/37	642,897	378,619	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	2.961%	8/25/47	668,231	522,423	(b)(c)
Countrywide Alternative Loan Trust, 2004-J5 M1	0.804%	8/25/34	4,500,000	3,210,786	(b)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.574%	5/25/35	572,596	351,856	(b)(c)
Countrywide Alternative Loan Trust, 2005-27 2A1	1.527%	8/25/35	3,966,422	2,810,397	(b)
Countrywide Alternative Loan Trust, 2005-27 2A3	1.737%	8/25/35	3,188,617	2,491,843	(b)(c)
Countrywide Alternative Loan Trust, 2005-3CB 1A6, IO	6.946%	3/25/35	1,288,407	279,358	(b)
Countrywide Alternative Loan Trust, 2005-7CB 1A3, IO	6.396%	4/25/35	3,694,252	579,829	(b)
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.704%	10/25/35	382,019	288,428	(b)(c)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	4.759%	5/25/36	1,141,501	825,027	(b)(c)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	225,065	166,744	(c)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	1,424,510	1,298,711	(c)
Countrywide Asset-Backed Certificates, 2005-13 3AV4	0.544%	4/25/36	814,320	639,155	(b)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1	0.754%	5/25/47	1,440,798	734,613	(a)(b)
Countrywide Home Loans, 2004-16 1A3A	0.964%	9/25/34	1,844,652	1,633,669	(b)(c)
Countrywide Home Loans, 2005-11 6A1	0.504%	3/25/35	139,783	114,496	(b)(c)
Countrywide Home Loans, 2005-18 A7	18.963%	10/25/35	68,392	89,272	(b)(c)
Countrywide Home Loans, 2005-HYB9 1A1	2.541%	2/20/36	419,263	317,529	(b)
Countrywide Home Loans, 2005-R2 1AF2	0.544%	6/25/35	1,895,335	1,311,390	(a)(b)
Countrywide Home Loans, 2006-HYB4 3B	3.683%	6/20/36	2,124,514	1,580,124	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.480%	11/25/34	459,132	339,918	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	0.524%	3/25/35	179,993	144,536	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-07 2A1	0.514%	3/25/35	420,421	354,141	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.504%	5/25/35	225,817	186,408	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.354%	2/20/36	$394,409	$339,642	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.624%	10/20/35	1,481,388	1,039,409	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-J2 3A10	48.354%	8/25/35	103,905	212,547	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.564%	3/25/35	986,575	861,675	(a)(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	210,507	223,661	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.454%	3/25/36	815,540	659,983	(b)(c)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	997,592	880,554	(c)
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	1,949,164	1,875,493	(c)
Credit Suisse Mortgage Capital Certificates, 2009-5R 2A3	5.896%	7/26/49	4,000,000	2,203,164	(a)(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.754%	3/25/33	2,741,697	2,053,199	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2005-CB4 M1	0.624%	7/25/35	2,000,000	1,608,144	(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	2,587,000	2,766,970	(a)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2005-AR2 3A1	2.675%	10/25/35	2,108,172	1,458,343	(b)(c)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2006-AR1 2A1	3.110%	2/25/36	471,488	339,070	(b)(c)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2007-1 2A1	0.304%	8/25/37	687,552	526,653	(b)(c)
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.234%	6/26/35	2,200,000	2,240,805	(a)(b)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.523%	3/19/45	943,906	333,859	(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.413%	3/19/45	656,743	566,099	(b)(c)
DSLA Mortgage Loan Trust, 2005-AR4 2A1B	0.483%	8/19/45	4,496,529	2,046,031	(b)
EMC Mortgage Loan Trust, 2002-AA A1	0.674%	5/25/39	224,506	206,777	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.654%	12/25/42	1,626,996	1,374,537	(a)(b)
Federal National Mortgage Association (FNMA), 2012-134, IO	5.946%	12/25/42	7,388,624	2,305,268	(b)
First Horizon Alternative Mortgage Securities, 2005-AA6 3A1	2.408%	8/25/35	1,761,645	1,558,771	(b)(c)
First Horizon Alternative Mortgage Securities, 2006-FA6 2A1	6.250%	11/25/36	282,066	230,860	(c)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.574%	2/25/37	610,204	383,780	(b)(c)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.598%	10/25/35	993,185	897,641	(b)(c)
Fremont Home Loan Trust, 2006-B 2A2	0.304%	8/25/36	896,050	348,305	(b)
Fremont Home Loan Trust, 2006-B 2A4	0.444%	8/25/36	1,082,786	432,248	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.464%	10/25/45	683,564	567,375	(b)(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.414%	4/25/36	4,725,097	3,207,464	(b)
GreenPoint Mortgage Funding Trust, 2006-AR6 A4	0.544%	10/25/46	6,453,243	2,168,438	(b)
GSAMP Trust, 2004-SEA2 M2	1.454%	3/25/34	6,200,000	4,362,711	(b)
GSAMP Trust, 2005-AHL2 A2C	0.444%	12/25/35	4,280,107	3,480,189	(b)
GSAMP Trust, 2007-FM1 A2C	0.374%	12/25/36	2,330,011	1,185,477	(b)
GSAMP Trust, 2007-FM1 A2D	0.454%	12/25/36	3,847,903	1,995,270	(b)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	878,342	927,135	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.490%	6/25/34	352,494	320,212	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.664%	2/25/35	$301,634	$246,209	(a)(b)(c)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A3	8.000%	1/25/35	202,338	216,003	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	141,370	153,740	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.554%	1/25/35	430,490	371,013	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.554%	9/25/35	2,303,120	1,990,916	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	769,593	789,390	(a)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	145,421	153,337	(a)(c)
GSR Mortgage Loan Trust, 2005-3F 1A15	23.078%	3/25/35	63,575	72,791	(b)(c)
GSR Mortgage Loan Trust, 2005-AR4 2A1	3.103%	7/25/35	597,748	494,394	(b)(c)
GSR Mortgage Loan Trust, 2005-AR5 1A1	3.010%	10/25/35	236,438	208,881	(b)(c)
GSR Mortgage Loan Trust, 2006-09F 5A2, IO	6.346%	10/25/36	1,356,967	283,978	(b)
GSR Mortgage Loan Trust, 2006-10F 4A2, IO	6.446%	1/25/37	2,239,840	650,354	(b)
Harborview Mortgage Loan Trust, 2006-02	2.908%	2/25/36	77,270	61,488	(b)(c)
Homestar Mortgage Acceptance Corp., 2004-1 M1	0.734%	3/25/34	2,668,018	1,548,606	(b)
Homestar Mortgage Acceptance Corp., 2004-6 M4	1.404%	1/25/35	2,448,000	2,224,392	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	5.260%	1/25/37	542,891	457,935	(b)(c)
IMPAC Secured Assets Corp., 2004-4 M1	0.714%	2/25/35	2,340,000	1,845,205	(b)
IMPAC Secured Assets Corp., 2007-1 A2	0.364%	3/25/37	994,690	803,976	(b)(c)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.464%	3/25/31	124,316	95,938	(b)
Indymac Inda Mortgage Loan Trust, 2005-AR2 1A1	2.530%	1/25/36	245,888	232,158	(b)(c)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.601%	1/25/35	172,633	156,937	(b)(c)
Indymac Index Mortgage Loan Trust, 2004-AR2 2A1	0.824%	6/25/34	1,864,614	1,754,358	(b)(c)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	4.776%	9/25/35	195,466	180,488	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR07 3A1	2.846%	5/25/36	761,915	570,333	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	4.051%	5/25/36	711,432	549,779	(b)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	4.830%	6/25/36	1,124,106	1,075,989	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	2.941%	6/25/36	716,188	511,825	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	2.963%	9/25/36	2,762,286	1,551,151	(b)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	2.940%	5/25/37	3,345,911	2,507,063	(b)(c)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	4.672%	8/25/37	446,139	359,887	(b)(c)
Indymac Index Mortgage Loan Trust, 2007-AR7 1A1	3.237%	11/25/37	49,829	45,912	(b)(c)
Jefferies & Co., 2009-R2 5A	3.400%	1/26/36	1,806,114	1,694,737	(a)(b)(c)
Jefferies & Co., 2009-R3 2A2	3.101%	11/26/34	4,040,045	2,898,732	(a)(b)(c)(d)
Jefferies & Co., 2009-R6 6A2	2.673%	10/26/35	2,981,788	1,827,241	(a)(b)(c)
JPMorgan Alternative Loan Trust, 2006-A4 A7, IO	6.300%	9/25/36	1,133,219	628,386	(b)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	1,467,558	884,960	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	5.650%	3/25/37	1,018,480	753,578	(b)
JPMorgan Mortgage Trust, 2005-A6 3A3	3.125%	9/25/35	1,100,000	950,204	(b)(c)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,774,325	1,713,696	(c)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	291,470	269,868	(c)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	96,844	92,782	(c)
Lehman ABS Corp. Home Equity Loan Trust, 2004-2 A	0.644%	6/25/34	425,011	393,136	(b)
Lehman Mortgage Trust, 2006-3 2A1	0.564%	7/25/36	5,064,090	1,887,358	(b)
Lehman Mortgage Trust, 2006-3 2A2, IO	6.936%	7/25/36	5,718,123	1,533,861	(b)
Lehman Mortgage Trust, 2006-7 1A3, IO	5.148%	11/25/36	14,482,333	2,824,555	(b)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.426%	2/25/37	12,610,735	4,024,420	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Lehman XS Trust, 2005-9N 1A1	0.474%	2/25/36	$1,894,661	$1,464,209	(b)(c)
Lehman XS Trust, 2006-14N 1A1B	0.414%	9/25/46	2,830,584	1,857,119	(b)
Lehman XS Trust, 2006-14N 3A2	0.324%	8/25/36	405,503	260,943	(b)
Lehman XS Trust, 2006-19 A4	0.374%	12/25/36	1,722,359	1,110,560	(b)
Lehman XS Trust, 2007-4N 1A2A	0.364%	3/25/47	4,971,104	3,108,956	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	3.327%	10/25/34	273,898	257,576	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.428%	12/25/34	125,814	120,325	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.414%	4/25/46	493,636	358,606	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	2.644%	2/25/36	181,028	168,863	(b)(c)
MASTR Alternative Loans Trust, 2006-2 2A4, IO	6.946%	3/25/36	2,339,408	684,281	(b)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	1,627,524
MASTR Asset-Backed Securities Trust, 2006-HE4 A3	0.354%	11/25/36	4,261,762	1,948,062	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	1,205,711	1,256,023	(a)(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	313,063	326,669	(a)(c)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	126,862	132,651	(a)
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	20,122	18,633	(a)(c)
MASTR Reperforming Loan Trust, 2006-2 1A1	5.069%	5/25/36	2,379,925	2,270,634	(a)(b)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.528%	2/25/35	650,000	644,249	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	3.002%	3/25/36	121,838	84,213	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	2.974%	8/25/34	744,181	725,153	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2005-5AR 4A1	5.260%	9/25/35	3,605,976	2,808,094	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1A1	0.484%	2/25/36	4,598,392	3,242,315	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1AX, IO	3.777%	2/25/36	17,285,267	2,122,320	(b)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.464%	3/25/36	2,544,590	1,761,059	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.274%	6/25/36	399,431	198,607	(b)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3	0.434%	2/25/37	1,876,164	1,033,625	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	4.625%	11/25/37	2,227,509	1,648,371	(b)(c)
New Century Home Equity Loan Trust, 2005-C M1	0.634%	12/25/35	5,000,000	2,610,133	(b)
New York Mortgage Trust, 2005-3 M1	0.654%	2/25/36	1,830,657	1,366,809	(b)
Nomura Resecuritization Trust, 2010-4RA 1A2	2.641%	8/26/34	2,900,000	2,036,748	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-1 M3	0.774%	2/25/35	1,690,000	1,342,717	(b)(c)
Opteum Mortgage Acceptance Corp., 2006-1 1AC1	0.504%	4/25/36	3,540,165	2,605,110	(b)
Option One Mortgage Loan Trust, 2001-4 A	0.804%	1/25/32	12,451	12,228	(b)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	5.130%	9/25/34	2,333,083	1,913,973
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV1	0.644%	11/25/35	2,892,227	2,574,353	(b)
Popular ABS Mortgage Pass-Through Trust, 2006-D A3	0.464%	11/25/46	2,450,000	1,747,439	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,484,974	1,424,797	(a)(c)
RAAC Series, 2006-RP3 A	0.474%	5/25/36	983,701	834,957	(a)(b)
RAAC Series, 2007-RP2 A	0.554%	2/25/46	481,302	380,447	(a)(b)
RAAC Series, 2007-RP3 A	0.584%	10/25/46	1,496,412	1,100,335	(a)(b)
Renaissance Home Equity Loan Trust, 2002-3 A	0.964%	12/25/32	2,542,120	1,766,394	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	$640,000	$481,002
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.444%	8/25/36	800,000	442,480	(b)
Renaissance Home Equity Loan Trust, 2006-4 AF2	5.285%	1/25/37	1,216,923	719,963
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	2,962,397	1,698,614
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,675,873	1,588,556
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	461,133	263,850
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,983,368	1,212,694
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,336,221	1,975,956
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,800,000	1,057,796
Residential Accredit Loans Inc., 2006-QA1 A11	3.447%	1/25/36	986,220	731,131	(b)(c)
Residential Accredit Loans Inc., 2006-QA1 A31	4.192%	1/25/36	2,923,109	2,161,719	(b)(c)
Residential Accredit Loans Inc., 2006-QA10 A2	0.384%	12/25/36	1,306,108	941,445	(b)
Residential Accredit Loans Inc., 2006-QA4 A	0.384%	5/25/36	656,026	496,446	(b)(c)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.474%	2/25/46	4,593,249	2,910,528	(b)
Residential Accredit Loans Inc., 2006-QO3	0.414%	4/25/46	5,602,955	2,839,661	(b)
Residential Accredit Loans Inc., 2006-QO3 A2	0.464%	4/25/46	1,912,887	981,066	(b)
Residential Accredit Loans Inc., 2006-QO3 A3	0.534%	4/25/46	2,677,584	1,395,990	(b)
Residential Accredit Loans Inc., 2007-QA2 A1	0.334%	2/25/37	735,682	599,966	(b)(c)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	1,555,401	1,623,813	(c)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	151,602	151,422
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	402,304	419,924	(c)
Residential Asset Securities Corp., 2003-KS9 A2B	0.844%	11/25/33	1,503,659	1,064,424	(b)
Residential Asset Securitization Trust, 2005-A05 A1	0.504%	5/25/35	335,585	325,165	(b)(c)
Residential Asset Securitization Trust, 2005-A13 1A3	0.674%	10/25/35	344,545	241,212	(b)(c)
Residential Asset Securitization Trust, 2006-A1 1A6	0.704%	4/25/36	3,444,232	2,270,609	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO	5.296%	4/25/36	2,373,487	482,234	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	631,417	568,871	(c)
Residential Funding Mortgage Securities I	3.105%	8/25/35	5,270,243	4,295,430	(b)(c)
Residential Funding Mortgage Securities I, 2006-SA2 4A1	5.907%	8/25/36	969,565	901,334	(b)(c)
Residential Funding Mortgage Securities II Inc., 2004-HS1 AI6	3.640%	3/25/34	503,316	485,696	(b)(c)
Residential Funding Securities LLC, 2003-RP2 A1	0.654%	6/25/33	24,022	23,426	(a)(b)
Saxon Asset Securities Trust, 2007-3 2A1	0.424%	9/25/47	1,662,221	1,560,391	(b)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.344%	5/25/36	3,713,592	2,010,917	(b)
Sequoia Mortgage Trust, 2007-1 2A1	2.619%	2/20/47	2,682,509	2,340,291	(b)
Soundview Home Loan Trust, 2006-EQ1 A3	0.364%	10/25/36	3,197,958	2,499,447	(b)
Structured ARM Loan Trust, 2004-07 A3	0.939%	6/25/34	254,848	221,609	(b)(c)
Structured ARM Loan Trust, 2004-16 1A2	2.800%	11/25/34	863,457	827,231	(b)(c)
Structured ARM Loan Trust, 2004-18 1A2	2.730%	12/25/34	879,704	793,715	(b)(c)
Structured ARM Loan Trust, 2005-01 1A1	2.657%	2/25/35	1,861,979	1,626,304	(b)(c)
Structured ARM Loan Trust, 2005-04 1A1	2.569%	3/25/35	378,802	315,130	(b)(c)
Structured ARM Loan Trust, 2005-04 3A1	2.710%	3/25/35	141,758	132,573	(b)(c)
Structured ARM Loan Trust, 2005-04 5A	4.800%	3/25/35	523,746	483,803	(b)(c)
Structured ARM Loan Trust, 2005-07 1A3	2.775%	4/25/35	197,274	184,905	(b)(c)
Structured ARM Loan Trust, 2005-12 3A1	2.599%	6/25/35	234,899	215,376	(b)(c)
Structured ARM Loan Trust, 2005-15 1A1	2.579%	7/25/35	495,675	426,866	(b)(c)
Structured ARM Loan Trust, 2005-20 4A2	5.388%	10/25/35	3,396,989	667,804	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
Structured ARM Loan Trust, 2005-22 1A4	2.622%	12/25/35	$2,091,368	$1,359,108	(b)
Structured ARM Loan Trust, 2006-4 4A1	5.016%	5/25/36	687,999	540,784	(b)(c)
Structured ARM Loan Trust, 2006-8 3A5	4.815%	9/25/36	2,385,899	1,852,643	(b)(c)
Structured ARM Loan Trust, 2007-1 2A3	5.113%	2/25/37	1,644,503	1,168,966	(b)
Structured ARM Loan Trust, 2007-5 2A2	4.977%	6/25/37	1,196,326	695,998	(b)
Structured ARM Loan Trust, 2007-7 1A1	0.504%	8/25/37	2,304,269	1,761,822	(b)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.424%	5/25/46	876,232	486,440	(b)
Structured Asset Mortgage Investments Inc., 2007-AR4 A3	0.424%	9/25/47	7,300,000	4,417,956	(b)
Structured Asset Securities Corp., 1999-RF1 A	6.716%	10/15/28	1,101,403	1,056,191	(a)(b)(c)
Structured Asset Securities Corp., 2004-NP1 A	0.604%	9/25/33	341,284	312,389	(a)(b)(c)
Structured Asset Securities Corp., 2005-4XS 3A4	4.790%	3/25/35	410,713	410,197	(c)
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	500,000	497,689	(c)
Structured Asset Securities Corp., 2005-RF1 A	0.554%	3/25/35	128,221	104,598	(a)(b)(c)
Structured Asset Securities Corp., 2005-RF2 A	0.554%	4/25/35	1,182,695	970,358	(a)(b)(c)
Structured Asset Securities Corp., 2006-RF3 1A1	6.000%	10/25/36	2,049,260	2,064,633	(a)(c)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.146%	9/25/37	954,020	947,064	(b)(c)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	3.032%	10/20/35	98,772	90,853	(b)(c)
Wachovia Mortgage Loan Trust LLC, 2006-ALT1 A2	0.384%	1/25/37	912,241	598,590	(b)(c)
WaMu Alternative Mortgage Pass-Through Certificates, 2007-3 A9, IO	6.456%	4/25/37	7,412,383	2,316,903	(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR10 A3	0.800%	7/25/44	147,502	138,434	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2005-09 5A4	34.436%	11/25/35	199,440	351,771	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2005-10 2A3	1.104%	11/25/35	375,940	245,743	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A5	2.447%	5/25/35	804,784	800,571	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A6	2.447%	5/25/35	550,000	518,910	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.694%	10/25/45	631,166	490,084	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR14 1A1	2.527%	12/25/35	30,604	30,386	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 A1	0.304%	12/25/36	827,447	530,943	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR15 2A1B	2.462%	11/25/46	1,448,056	578,168	(b)
WaMu Mortgage Pass-Through Certificates, 2006-AR16 2A2	4.881%	12/25/36	618,679	499,708	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY1 4A1	2.638%	2/25/37	1,612,855	1,382,082	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 1A1	2.310%	3/25/37	1,292,966	1,008,318	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 4A1	2.698%	3/25/37	251,166	231,291	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY6 1A1	2.446%	6/25/37	3,605,350	3,022,190	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 1A1	2.775%	7/25/37	268,206	211,905	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 3A1	4.730%	7/25/37	465,587	393,530	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 2A	2.212%	3/25/47	333,282	249,222	(b)(c)
WaMu Mortgage Pass-Through Certificates, 2007-OA3 2A	0.947%	4/25/47	1,607,482	1,215,008	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Mortgage-Backed Securities — continued
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	0.987%	7/25/47	$3,871,697	$3,309,764	(b)(c)
Wells Fargo Mortgage Loan Trust, 2010-RR2 1A2	3.091%	9/27/35	1,800,000	1,799,974	(a)(b)(c)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.712%	4/25/36	88,562	83,623	(b)(c)
Total Residential Mortgage-Backed Securities (Cost — $283,212,726)				314,982,791
Asset-Backed Securities — 6.8%
Associates Manufactured Housing Pass-Through Certificates, 1997-1 B1	7.600%	6/15/28	359,455	389,521	(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.973%	10/25/36	500,000	488,093	(a)
Greenpoint Manufactured Housing, 1999-2 A2	2.963%	3/18/29	2,425,000	2,192,822	(b)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	966,366	946,360
Greenpoint Manufactured Housing, 1999-3 2A2	3.601%	6/19/29	1,100,000	997,757	(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.702%	2/20/30	1,225,000	1,101,908	(b)
Greenpoint Manufactured Housing, 2000-4 A3	2.202%	8/21/31	25,000	20,400	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.702%	2/20/32	1,175,000	1,003,756	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.701%	3/13/32	1,425,000	1,197,827	(b)
Merit Securities Corp., 13 M2	7.887%	12/28/33	2,217,353	1,016,103
Origen Manufactured Housing, 2006-A A2	2.806%	10/15/37	2,647,262	2,144,282	(b)
Origen Manufactured Housing, 2007-A A2	2.591%	4/15/37	3,344,789	2,751,352	(b)
Pennsylvania Higher Education Assistance Agency, 2003-1 B1	2.400%	7/25/42	3,500,000	3,097,500	(b)
Vanderbilt Mortgage Finance, 2000-B IB2	9.250%	7/7/30	91,174	94,736	(b)
Vanderbilt Mortgage Finance, 2001-B B2	8.170%	9/7/31	365,278	361,952	(b)
Total Asset-Backed Securities (Cost — $15,744,567)				17,804,369
CORPORATE BONDS & NOTES — 11.2%
CONSUMER DISCRETIONARY — 1.2%
Household Durables — 1.2%
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	3,000,000	3,285,000	(a)
CONSUMER STAPLES — 0.2%
Food & Staples Retailing — 0.2%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	480,000	547,955	(a)
ENERGY — 2.2%
Oil, Gas & Consumable Fuels — 2.2%
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	5,800,000	5,655,000	(a)
INDUSTRIALS — 1.5%
Airlines — 0.9%
Air 2 US, Notes	8.027%	10/1/19	204,804	215,044	(a)
American Airlines, Pass-Through Trust, Secured Notes	5.625%	1/15/21	1,210,000	1,225,125	(a)
Continental Airlines Inc., Pass-Through Certificates, Notes	5.500%	10/29/20	1,000,000	1,045,000
Total Airlines				2,485,169
Trading Companies & Distributors — 0.6%
Noble Group Ltd., Senior Notes	6.750%	1/29/20	1,400,000	1,575,000	(a)
TOTAL INDUSTRIALS				4,060,169
MATERIALS — 5.0%
Construction Materials — 1.2%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	2,560,000	2,988,800	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining — 3.8%
Evraz Group SA, Notes	6.750%	4/27/18	$2,800,000	$2,905,000	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,000,000	2,855,616
Vale Overseas Ltd., Notes	8.250%	1/17/34	2,100,000	2,713,395
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	1,350,000	1,552,500	(a)
Total Metals & Mining				10,026,511
TOTAL MATERIALS				13,015,311
TELECOMMUNICATION SERVICES — 1.1%
Wireless Telecommunication Services — 1.1%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,650,000	2,822,250	(a)
TOTAL CORPORATE BONDS & NOTES (Cost — $29,433,837)				29,385,685
SOVEREIGN BONDS — 2.2%
Venezuela — 2.2%
Bolivarian Republic of Venezuela, Senior Notes (Cost - $5,736,463)	7.750%	10/13/19	6,000,000	5,640,000	(a)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $336,612,147)				370,718,896
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreements — 0.9%
State Street Bank & Trust Co. repurchase agreement dated 3/28/13; Proceeds at maturity - $2,340,003; (Fully collateralized by U.S. government agency obligations, 1.960% due 11/7/22; Market Value - $2,389,606) (Cost - $2,340,000)	0.010%	4/1/13	2,340,000	2,340,000
TOTAL INVESTMENTS — 142.1% (Cost — $338,952,147#)				373,058,896
Liabilities in Excess of Other Assets — (42.1)%				(110,483,811)
TOTAL NET ASSETS — 100.0%				$262,575,085

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARM	- Adjustable Rate Mortgage
	IO	- Interest Only

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.  Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Commercial mortgage-backed securities	—	$2,906,051	—	$2,906,051
Residential mortgage-backed securities	—	314,982,791	—	314,982,791
Asset-backed securities	—	17,804,369	—	17,804,369
Corporate bonds & notes	—	29,385,685	—	29,385,685
Sovereign bonds	—	5,640,000	—	5,640,000
Total long-term investments	—	$370,718,896	—	$370,718,896
Short-term investments†	—	2,340,000	—	2,340,000
Total investments	—	$373,058,896	—	$373,058,896

†See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Leverage. The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage directly at the Fund level through borrowings, including loans from certain financial institutions or through a qualified government sponsored program, the use of reverse repurchase agreements and/or the issuance of debt securities (collectively, “Borrowings”), and possibly through the issuance of preferred stock (“Preferred Stock”), in an aggregate amount of up to approximately 33 1/3% of the Fund’s Total Assets immediately after such Borrowings and/or issuances of Preferred Stock. “Total Assets” means net assets of the Fund plus the amount of any Borrowings and assets attributable to Preferred Stock that may be outstanding. Currently, the Fund has no intention to issue notes or debt securities or Preferred Stock. In addition, the Fund may enter into additional reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, but which are not subject to the foregoing 33 1/3% limitation so long as the Fund has covered its commitment with respect to such techniques by segregating liquid assets, entering into offsetting transactions or owning positions covering related obligations.

(d) Mortgage-backed securities. Mortgage-Backed Securities (“MBS”) include CMBS and RMBS. These securities depend on payments (except for rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities) primarily from the cash flow from secured commercial or residential mortgage loans made to borrowers. Such loans are secured (on a first priority basis or second priority basis, subject to permitted liens, easements and other encumbrances) by

Notes to schedule of investments (unaudited) (continued)

commercial or residential real estate, the proceeds of which are used to purchase and or to construct commercial or residential real estate. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(e) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,281,510
Gross unrealized depreciation	(4,174,761)
Net unrealized appreciation	$34,106,749

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2013

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: May 24, 2013